Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Adjusted net income	R$ 55,841	R$ 60,431	R$ 70,570
Net income	25,639	23,225	22,016
Adjustments to net income:	30,202	37,206	48,554
Share-based payment	(98)	215	127
Financial assets through Profit or Loss and Derivatives	551	452	163
Effects of changes in exchange rates on cash and cash equivalents	(990)	642	17,941
Expected Loss from Financial Assets and Claims	10,182	20,966	24,355
Interest and foreign exchange expense from operations with subordinated debt	8,759	4,714	942
Change in reserves for insurance and private pension	20,136	22,177	19,490
Depreciation and amortization	3,567	3,169	3,249
Update/charge expense provision for Civil, labor, fiscal and legal obligations	1,037	1,325	1,609
Interest expense from provision for contingent and legal liabilities	2,465	3,641	4,247
Provision for contingent and legal liabilities	(199)	(345)	(383)
Deferred taxes (excluding hedge tax effects)	10,287	3,972	886
Share of profit or (loss) in associates and joint ventures	(747)	(550)	(528)
(Gain) loss on Financial assets - At fair value through other comprehensive income	254	128	851
Interest and foreign exchange income of financial assets at fair value through other comprehensive income	(12,808)	(9,073)	(2,570)
Interest and foreign exchange of financial assets at amortized cost	(11,402)	(12,502)	(17,332)
(Gain) loss on sale of investments and fixed assets	(297)	(283)	(21)
Impairment losses of fixed assets and intangible assets	167	14	(5)
Other	(662)	(1,456)	(4,467)
Change in assets and liabilities	(33,132)	(50,039)	(34,498)
(Increase) decrease in assets	(123,522)	(97,420)	(78,196)
Interbank deposits	(9,404)	(4,391)	(827)
Securities purchased under agreements to resell	(29,561)	5,368	(10,646)
Compulsory deposits with the Central Bank of Brazil	4,689	(13,137)	(19,144)
Loan operations	(51,919)	(22,467)	(29,455)
Derivatives (assets / liabilities)	217	3,396	(3,858)
Financial assets designated at fair value through profit or loss	(13,105)	(56,531)	(17,743)
Other financial assets	(15,323)	(5,328)	(6)
Other tax assets	(1,669)	(1,501)	(2,183)
Other assets	(7,447)	(2,829)	5,666
(Decrease) increase in liabilities	90,390	47,381	43,698
Deposits	60,486	73,524	36,804
Deposits received under securities repurchase agreements	17,603	(36,530)	12,521
Funds from interbank markets	10,083	(5,061)	(27,238)
Funds from institutional markets	(1,125)	6,967	10,686
Other financial liabilities	11,486	8,292	5,892
Financial liabilities at fair value throught profit or loss	(273)	(54)	107
Technical reserve for insurance and private pension	(1,409)	3,787	3,796
Provisions	(495)	(1,412)	4,030
Tax liabilities	(1,739)	2,944	2,391
Other liabilities	(348)	(558)	1,132
Payment of income tax and social contribution	(3,879)	(4,518)	(6,423)
Net cash from (used in) operating activities	22,709	10,392	36,072
Dividends / Interest on capital received from investments in associates and joint ventures	671	489	287
Cash received on financial assets - At fair value through other comprehensive income	16,622	19,695	19,127
Cash received from redemption of financial assets at amortized cost	14,991	4,025	3,473
Cash upon sale of investments in associates and joint ventures	266	314	19
Cash upon sale of fixed assets	180	204	102
Cash upon sale of intangible assets	35	26	46
Purchase of financial assets at fair value through other comprehensive income	(591)	(21,647)	(25,845)
Purchase of financial assets at amortized cost	(2,463)	(406)	(1,599)
Purchase of investments in associates and joint ventures	(6,718)	(69)	(421)
Purchase of fixed assets	(1,483)	(943)	(1,364)
Purchase of intangible assets	(1,381)	(2,553)	(10,552)
Net cash from (used in) investing activities	20,129	(865)	(16,727)
Funding from institutional markets	2,906	4,135	4,863
Redemptions in institutional markets	(15,048)	(13,573)	(14,170)
Change in non-controllinginterests stockholders	128	1,003	10,373
Result of delivery of treasury shares	1,187	980	673
Purchase of treasury shares	(510)	(3,089)	(947)
Dividends and interest on capital paid to non-controlling interests	(154)	(346)	(93)
Dividends and interest on capital paid	(20,093)	(10,800)	(10,769)
Net cash from (used in) financing activities	(31,584)	(21,690)	(10,070)
Net increase (decrease) in cash and cash equivalents	11,254	(12,163)	9,275
Cash and cash equivalents at the beginning of the period	83,314	96,119	104,785
Effects of changes in exchange rates on cash and cash equivalents	990	(642)	(17,941)
Cash and cash equivalents at the end of the period	95,558	83,314	96,119
Cash	37,159	18,749	18,542
Interbank deposits	3,295	15,327	13,358
Securities purchased under agreements to resell	55,104	49,238	64,219
Additional information on cash flow (Mainly Operating activities)
Interest received	122,405	139,895	169,618
Interest paid	84,668	71,456	79,227
Non-cashtransactions
Dividends and interest on capital declared and not yet paid	R$ 515	R$ 1,876	R$ 2,869